Borrowings, Movements on Groups Loans (Details) € in Millions, $ in Millions	12 Months Ended				18 Months Ended
	Oct. 31, 2020 USD ($)	Oct. 31, 2020 EUR (€)	Oct. 31, 2019 USD ($)		Oct. 31, 2018 USD ($)
Borrowings, movements on groups loans [Abstract]
Beginning balance	$ 4,670.7
Draw downs	1,490.8		$ 0.0	[1]	$ 1,043.8	[1]
Repayments	(1,589.7)		(212.6)	[1]	(252.9)	[1]
Ending balance	4,640.3		4,670.7
Estimated fair value of borrowings	4,535.1		4,686.0
Bank Loan Secured [Member]
Borrowings, movements on groups loans [Abstract]
Beginning balance	4,775.0		4,996.9
Draw downs	1,490.8
Repayments	(1,589.7)		(212.6)
Foreign exchange	57.1		(9.3)
Ending balance	4,733.2		4,775.0		4,996.9
Estimated fair value of borrowings	4,535.1		4,686.0
Term Loan B-1 [Member]
Borrowings, movements on groups loans [Abstract]
Beginning balance	0.0		0.0
Draw downs	665.8
Repayments	0.0		0.0
Foreign exchange	34.5		0.0
Ending balance	700.3	€ 600.0	0.0		0.0
Term Loan B-2 [Member]
Borrowings, movements on groups loans [Abstract]
Beginning balance	1,414.7		1,503.8
Draw downs	0.0
Repayments	(1,414.7)		(89.1)
Foreign exchange	0.0		0.0
Ending balance	0.0		1,414.7		1,503.8
Term Loan B-3 [Member]
Borrowings, movements on groups loans [Abstract]
Beginning balance	368.2		382.1
Draw downs	0.0
Repayments	0.0		(13.9)
Foreign exchange	0.0		0.0
Ending balance	368.2		368.2		382.1
Term Loan B-4 [Member]
Borrowings, movements on groups loans [Abstract]
Beginning balance	0.0		0.0
Draw downs	650.0
Repayments	0.0		0.0
Foreign exchange	0.0		0.0
Ending balance	650.0		0.0		0.0
Seattle Spinco Term Loan B [Member]
Borrowings, movements on groups loans [Abstract]
Beginning balance	2,486.3		2,580.5
Draw downs	0.0
Repayments	0.0		(94.2)
Foreign exchange	0.0		0.0
Ending balance	2,486.3		2,486.3		2,580.5
Euro Term Loan B [Member]
Borrowings, movements on groups loans [Abstract]
Beginning balance	505.8		530.5
Draw downs	0.0
Repayments	0.0		(15.4)
Foreign exchange	22.6		(9.3)
Ending balance	528.4		505.8		530.5
Revolving Facility [Member]
Borrowings, movements on groups loans [Abstract]
Beginning balance	0.0		0.0
Draw downs	175.0
Repayments	(175.0)		0.0
Foreign exchange	0.0		0.0
Ending balance	$ 0.0		$ 0.0		$ 0.0

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.